Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus supplement included in this registration statement. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (2) The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus supplement included in this registration statement. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (2) The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus supplement included in this registration statement. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (2) The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus supplement included in this registration statement. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (2) The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act, other than the registration fee due in connection with $300,000,000 of shares of common stock that may be issued and sold from time to time under the sale agreement prospectus supplement included in this registration statement. Any additional registration fees will be paid subsequently on a pay-as-you-go basis. (2) The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. (3) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00